OTHER PAYABLES AND ACCRUALS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
Summary of other payables and accruals
Other payables and accruals consist of the following:

In thousands of USD	At December 31, 2022	At June 30, 2023
Accrued operating expenses	5,539	11,555
Payables for surtaxes	8,928	8,263
Deposit from hosting customers	2,911	6,193
Restoration provision for leasehold land	1,343	1,328
Payables for staff-related costs	2,182	1,003
Others	1,273	1,571
Total	22,176	29,913

Other payables and accruals consist of the following:

	At December 31,
In thousands of USD	2021	2022
Payables for surtaxes	8,184	8,928
Accrued operating expenses	2,108	5,539
Payables for staff-related costs	5,839	2,182
Deposit from hosting customers	—	2,911
Restoration provision for leasehold land	—	1,343
Others	1,127	1,273
Total	17,258	22,176